Trade and Other Receivables - Gross and net amount of trade receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 88,086	£ 60,474
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	91,589	64,058
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (3,503)	£ (3,584)